Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Class of warrants, exercise price per share	$ 5.58	$ 5.58	$ 5.58	$ 5.58
dMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of derivative warrant liabilities	$ 7,510,000	$ 7,525,000	$ 5,715,000	$ 6,300,000
Fair value transfers between the amount				$ 0
Public Warrants [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Class of warrants, exercise price per share	$ 3.20		$ 3.20